ONGOING LITIGATION	12 Months Ended
Dec. 31, 2024
ONGOING LITIGATION
ONGOING LITIGATION

28.ONGOING LITIGATION

Kirkland

Effective as of February 8, 2022, the Company acquired all the issued and outstanding shares of Kirkland in the Merger. Kirkland had previously disclosed the existence of certain contingent liabilities relating to outstanding litigation matters involving Kirkland and/or its wholly owned subsidiaries, some of which were amalgamated as part of a pre-closing corporate reorganization completed in early February 2022. One litigation matter remained outstanding at the time of acquisition as described below.

Kirkland was the defendant in two putative class action complaints filed on June 29, 2020 and July 17, 2020 (and subsequently amended) in the United States District Court for the Southern District of New York (the “Court”). The complaints alleged that during the period from January 8, 2018 to November 25, 2019, Kirkland and Kirkland’s former chief executive officer violated the United States securities laws by misrepresenting or failing to disclose material information regarding Kirkland’s acquisition of Detour Gold Corporation, which closed in January 2020.

Following motions filed by both individual complainants, the Court entered an order on September 24, 2020 appointing one lead plaintiff and one lead counsel. On January 22, 2021, Kirkland filed a motion to dismiss. On September 30, 2021, the Court dismissed certain of the plaintiff’s claims against Kirkland. The parties subsequently carried out documentary and oral discoveries regarding the remaining claims, and the plaintiff filed for class certification in October 2023. The Court issued an order denying plaintiff’s motion for class certification on March 29, 2024. Defendants filed a motion for summary judgement, and that motion is fully briefed and pending before the Court. On April 14, 2024, the plaintiff applied to the United States Court of Appeals for the Second Circuit (“Second Circuit”) for permission to appeal the Court’s class certification decision. On September 12, 2024, the Second Circuit ordered that plaintiff’s application be held in abeyance pending the resolution of the previously-filed summary judgment motion by the Court. On December 13, 2024, the Court issued an order granting Kirkland’s motion for summary judgment. The plaintiff did not appeal this decision and accordingly, this litigation is now completed.